Income Taxes - Schedule of Components of the Company’s Deferred Tax Asset and Liability (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Deferred tax assets
Right-of-use assets – finance lease	$ 836	$ 984
Provision for allowance of credit losses	22,845	11,845
Deferred tax assets, Total	$ 23,681	$ 12,829